Risk Management Activities - Summary of the Exposure to Credit Risk for Trade Receivables by Geographic Region (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Total trade receivables	$ 40.7	$ 23.6
Credit risk [member]
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Total trade receivables	40.7	23.6
Credit risk [member] | South Africa [member]
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Total trade receivables	0.0	0.0
Credit risk [member] | Ghana [member]
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Total trade receivables	14.3	0.8
Credit risk [member] | Australia [member]
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Total trade receivables	2.7	0.0
Credit risk [member] | Peru [member]
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Total trade receivables	$ 23.7	$ 22.8